Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details)	Sep. 30, 2024	Dec. 31, 2023
Leasehold improvements [Member]
Schedule of property and equipment estimated useful lives [Line Items]
Property and equipment, useful lives	5 years	5 years
Software [Member]
Schedule of property and equipment estimated useful lives [Line Items]
Property and equipment, useful lives	5 years	5 years
Machinery and equipment [Member]
Schedule of property and equipment estimated useful lives [Line Items]
Property and equipment, useful lives	5 years	5 years
Minimum [Member] | Computers and office equipment [Member]
Schedule of property and equipment estimated useful lives [Line Items]
Property and equipment, useful lives	3 years	3 years
Minimum [Member] | Vehicles [Member]
Schedule of property and equipment estimated useful lives [Line Items]
Property and equipment, useful lives	3 years	3 years
Maximum [Member] | Computers and office equipment [Member]
Schedule of property and equipment estimated useful lives [Line Items]
Property and equipment, useful lives	7 years	7 years
Maximum [Member] | Vehicles [Member]
Schedule of property and equipment estimated useful lives [Line Items]
Property and equipment, useful lives	5 years	5 years